Other income/(expenses)	12 Months Ended
Dec. 31, 2024
Disclosure of Other Income expenses [Abstract]
Other income/(expenses)	Other income/(expenses)

(in €‘000)	2024	2023	2022
Government grants	—	602	213
Income from CO2 tickets	13,513	6,230	9,527
Net gain/(loss) on disposal of property, plant and equipment	(3,764)	(7,970)	(12,528)
Sublease rental income	—	200	200
Fair value gains/(losses) on derivatives (PPAs)	(12,690)	(7,442)	—
Fair value gains/(losses) on derivatives (purchase options)	—	—	3,856
Fair value gains/(losses) on pref. shares derivatives and net gain/(loss) on sale of pref. shares derivatives	—	—	(69)
Other items	673	1,777	2,525
Total	(2,268)	(6,603)	3,724
Government grants
Government grants that relate to an expense item, are recognized as income on a systematic basis over the periods that the related costs, which the grants are intended to compensate, are expensed.
Income from sale of CO2 tickets
The Group sells CO2 tickets issued by the government (for example, HBE certificates in the Netherlands and similar schemes in Germany, France and Belgium) to companies that are required to compensate their use of non-green energy through a brokerage. These certificates are issued by the government and therefore IAS 20 Accounting for government grants and disclosure of government assistance is applicable.
For the year ended December 31, 2024, income from the sale of CO2 tickets includes a fair value gain on initial recognition of €13,123 thousand (2023: €6,636 thousand, 2022: €9,423 thousand) and a gain on the subsequent sale of €390 thousand (2023: loss of €406 thousand, 2022: gain of €104 thousand).
Net gain/(loss) on disposal of property, plant and equipment
During the year ended December 31, 2024, the Group recorded a loss on disposal of property, plant and equipment of €3,764 thousand (2023: €7,970 thousand, 2022: €12,528 thousand). This primarily consists of the costs of upgrading HPC charger locations where old chargers were replaced with new chargers.
Fair value gains/(losses) on derivatives (PPAs)
Refer to Note 29 for details on the Group's PPA derivative liabilities.
Other items
Other items primarily comprise reimbursements from one of the Group's suppliers for chargers (€350 thousand), interest income from an outstanding receivable with a customer (€158 thousand) and income from the sale of a land asset (€107 thousand), amounting other smaller items.
During the year ended December 31, 2024, the Group purchased a number of chargers that malfunctioned and the Group has disposed of these chargers. During the year ended December 31, 2024, the Group has recognized a gain of €350 thousand (2023: €1,400 thousand, 2022: € €2,250 thousand) for reimbursement received from suppliers.